Capital Stock (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Summary of Stock Option Information
A summary of the Company’s stock option information for the years ended December 31, 2024, 2023, and 2022 is as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)
Outstanding - beginning of year	424,328	14.52	491,098	14.82	571,805	14.36
Granted	—	—	—	—	—	—
Exercised	(169,181)	17.10	(66,770)	16.78	(80,707)	11.54
Forfeited / expired	—	—	—	—	—	—
Outstanding - end of year	255,147	12.80	424,328	14.52	491,098	14.82

Exercisable - end of year	255,147	12.80	424,328	14.52	491,098	14.82

Summary of Non-Vested Stock Option Activity and Related Information
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2024, 2023 and 2022 is as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)
Outstanding non-vested stock options - beginning of year	—	—	—	—	71,732	8.00
Granted	—	—	—	—	—	—
Vested	—	—	—	—	(71,732)	8.00
Forfeited / expired	—	—	—	—	—	—
Outstanding non-vested stock options - end of year	—	—	—	—	—	—